Other Non-Operating Income/Expense, Net	12 Months Ended
Dec. 31, 2023
Other Non-Operating Income/Expense, Net
Other Non-Operating Income/Expense, Net

(C.3) Other Non-Operating Income/Expense, Net

€ millions	2023	2022	2021
Foreign currency exchange gain/loss, net	46	-144	51
Thereof from financial assets at fair value through profit or loss	571	515	316
Thereof from financial assets at amortized cost	56	218	111
Thereof from financial liabilities at fair value through profit or loss	-514	-766	-382
Thereof from financial liabilities at amortized cost	-30	-88	-68
Miscellaneous income/expense, net	-36	-44	-32
 Other non-operating income/expense, net	9	-187	19